Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20180615_SupplementTextBlock

PIMCO Funds

Supplement Dated June 15, 2018 to the Short Duration Strategy Funds Prospectus
dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO Short Asset Investment Fund (the "Fund")

Effective August 1, 2018, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.07% to 0.03% of the average daily net assets of the Fund.

PIMCO Funds

Supplement Dated June 15, 2018 to the Quantitative Strategies Prospectus
dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund")

Effective August 1, 2018, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.25% to 0.15% of the average daily net assets of the Fund.

PIMCO Funds

Supplement Dated June 15, 2018 to the PIMCO Credit Bond Funds Prospectus
dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO Low Duration Income Fund (the "Fund")

The Fund's current contractual advisory fee waiver of 0.05% of the average daily net assets of the Fund, in effect through July 31, 2018, will not be renewed.